CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net income	$ 107,072	$ 82,993	$ 89,338
Adjustments to reconcile net income to net cash used in operating activities:
Share of net income of subsidiaries	(3,116)	(1,838)	(604)
Share-based compensation expenses	3,286	9,709	9,724
Net cash (used in) provided by operating activities	23,177	54,526	79,283
Cash flows from investing activities:
Net cash provided by investing activities	(59,683)	13,257	270,258
Cash flows from financing activities:
Payment of dividends	0	(19,827)	(12,107)
Net cash used in financing activities	17,885	(19,556)	(12,218)
Net increase (decrease) in cash, cash equivalents and restricted cash	(70,897)	23,480	376,450
Cash, cash equivalents and restricted cash, beginning of year	719,027	695,547	319,097
Cash, cash equivalents and restricted cash, end of year	648,130	719,027	695,547
Parent Company
Cash flows from operating activities:
Net income	106,931	83,182	89,709
Adjustments to reconcile net income to net cash used in operating activities:
Share of net income of subsidiaries	(112,727)	(100,208)	(109,150)
Share-based compensation expenses	3,286	9,709	9,724
Change in operating assets and liabilities	(1,800)	26,820	5,065
Net cash (used in) provided by operating activities	(4,310)	19,503	(4,652)
Cash flows from investing activities:
Maturity of short-term investments	0	0	11,318
Net cash provided by investing activities	0	0	11,318
Cash flows from financing activities:
Payment of dividends	0	(19,827)	(12,107)
Net cash used in financing activities	0	(19,827)	(12,107)
Net increase (decrease) in cash, cash equivalents and restricted cash	(4,310)	(324)	(5,441)
Cash, cash equivalents and restricted cash, beginning of year	7,500	7,824	13,265
Cash, cash equivalents and restricted cash, end of year	$ 3,190	$ 7,500	$ 7,824